ENTITY-WIDE DISCLOSURE	12 Months Ended
Dec. 31, 2025
Segments, Geographical Areas [Abstract]
ENTITY-WIDE DISCLOSURE
NOTE 15 – ENTITY-WIDE DISCLOSURE:

1)	Revenues by geographic area were as follows:
	Year ended December 31
	2023	2024	2025
China	$-	$4,870	$27
Israel	-	3,814	-
Switzerland	1,027	1,482	711
Canada	380	681	1,677
United States	-	-	16,695
Other	147	691	278
	$1,554	$11,538	$19,388

2)	All Company’s property, plant and equipment, right of use assets and other long-term assets located in Israel.